SCHEDULE OF INVESTMENTS
Securian Real Estate Securities (in thousands)	SEPTEMBER 30, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Real Estate
Diversified REITs – 5.4%
Liberty Property Trust	10	$529
STORE Capital Corp.	21	771
VEREIT, Inc.	77	750

		2,050

Health Care REITs – 10.4%
HCP, Inc.	34	1,197
Healthcare Trust of America, Inc., Class A	11	335
Physicians Realty Trust	19	334
Ventas, Inc.	12	905
Welltower, Inc.	13	1,160

		3,931

Hotel & Resort REITs – 2.8%
Host Hotels & Resorts, Inc.	44	752
Pebblebrook Hotel Trust	11	295

		1,047

Industrial REITs – 9.4%
Duke Realty Corp.	44	1,481
First Industrial Realty Trust, Inc.	12	459
ProLogis, Inc.	19	1,647

		3,587

Office REITs – 11.6%
Alexandria Real Estate Equities, Inc.	10	1,548
Boston Properties, Inc.	6	726
Cousins Properties, Inc.	3	125
Douglas Emmett, Inc.	15	660
Highwoods Properties, Inc.	14	647
Kilroy Realty Corp.	9	685

		4,391

Residential REITs – 24.6%
American Homes 4 Rent	36	924
Apartment Investment and Management Co., Class A	12	641
AvalonBay Communities, Inc.	7	1,607
Camden Property Trust	7	788
Equity Lifestyle Properties, Inc.	2	200
Equity Residential	12	1,020
Essex Property Trust, Inc.	3	1,128
Invitation Homes, Inc.	35	1,039
Sun Communities, Inc.	9	1,262
UDR, Inc.	15	747

		9,356

Retail REITs – 11.4%
Agree Realty Corp.	9	629
Macerich Co. (The)	13	410
National Retail Properties, Inc.	3	192
Realty Income Corp.	8	583
Regency Centers Corp.	8	533
Simon Property Group, Inc.	7	1,033
Spirit Realty Capital, Inc.	11	541
Weingarten Realty Investors	14	399

		4,320

Specialized REITs – 22.0%
CubeSmart	13	450
Digital Realty Trust, Inc.	13	1,635
Entertainment Properties Trust	6	423
Equinix, Inc.	4	2,131
Extra Space Storage, Inc.	5	631
Four Corners Property Trust, Inc.	18	498
Public Storage, Inc.	4	1,006

QTS Realty Trust, Inc., Class A	9	478
VICI Properties, Inc.	49	1,110

		8,362

Total Real Estate – 97.6%		37,044

TOTAL COMMON STOCKS – 97.6%		$37,044

(Cost: $33,259)

SHORT-TERM SECURITIES	Principal
Master Note – 2.0%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.170%, 10-7-19(A)	$778	778

TOTAL SHORT-TERM SECURITIES – 2.0%		$778

(Cost: $778)

TOTAL INVESTMENT SECURITIES – 99.6%		$37,822

(Cost: $34,037)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		142

NET ASSETS – 100.0%		$37,964

Notes to Schedule of Investments

(A)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$37,044	$—	$—
Short-Term Securities	—	778	—

Total	$37,044	$778	$—

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$34,037

Gross unrealized appreciation	4,732
Gross unrealized depreciation	(947)

Net unrealized appreciation	$3,785